BENEFIT PLANS, Defined Benefit Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan [Abstract]
Vesting period for qualifying service	5 years
Reconciliation of projected benefit obligation [Roll Forward]
Benefit obligation at beginning of year	$ 8,045,000	$ 5,837,000
Service cost	736,000	565,000
Interest cost	360,000	328,000
Actuarial loss	339,000	1,411,000
Amendments	0	0
Benefits paid	(540,000)	(96,000)
Benefits obligation at end of year	8,940,000	8,045,000
Reconciliation of fair value of assets [Roll Forward]
Fair value of plan assets at beginning of year	8,006,000	7,761,000
Actual return on plan assets	801,000	(145,000)
Employer contribution	1,500,000	486,000
Benefits paid	(540,000)	(96,000)
Fair value of plan assets at end of year	9,767,000	8,006,000
Funded status at end of year	827,000	(39,000)
Accumulated benefit obligation	8,100,000	6,900,000
Expected employer contribution, next fiscal year	400,000
Amounts recognized in accumulated other comprehensive income [Abstract]
Net loss	(4,270,000)	(4,372,000)
Prior service cost	(27,000)	(28,000)
Total	(4,297,000)	(4,400,000)
The net (loss) gain recognized in accumulated other comprehensive income as an adjustment to the funded status of the plan	103,000	(2,100,000)
Expected amortization of net actuarial loss and prior service cost	264,000
Weighted-average assumptions used to determine benefit obligations: [Abstract]
Discount rate (in hundredths)	4.00%	4.50%
Rate of compensation increase (in hundredths)	3.00%	4.00%
Components of net periodic benefit cost [Abstract]
Service cost	736,000	565,000
Interest cost	360,000	328,000
Expected return on plan assets	(644,000)	(619,000)
Amortization of prior service cost	2,000	2,000
Recognized net actuarial loss	283,000	115,000
Net periodic benefit cost	737,000	391,000
Weighted-average assumptions used to determine net benefit costs [Abstract]
Discount rate (in hundredths)	4.50%	5.75%
Expected return on plan assets (in hundredths)	8.00%	8.00%
Rate of compensation increase (in hundredths)	4.00%	4.00%
Estimated future benefits payments are as follows: [Abstract]
2013	125,000
2014	213,000
2015	239,000
2016	275,000
2017	278,000
2018-2022	1,864,000
Defined Benefit Plan's Financial Assets at Fair Value Disclosure [Line Items]
Collective investment trust funds	9,767,000	8,006,000
Total Plan assets at fair value	9,767,000	8,006,000
The plan's weighted-average asset allocations [Abstract]
Total asset allocation by asset category (in hundredths)	100.00%	100.00%
Mutual funds [Member]
The plan's weighted-average asset allocations [Abstract]
Total asset allocation by asset category (in hundredths)	100.00%	100.00%
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Reconciliation of fair value of assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Defined Benefit Plan's Financial Assets at Fair Value Disclosure [Line Items]
Collective investment trust funds	0	0
Total Plan assets at fair value	0	0
Significant Other Observable Inputs (Level 2) [Member]
Reconciliation of fair value of assets [Roll Forward]
Fair value of plan assets at end of year	9,767,000	8,006,000
Defined Benefit Plan's Financial Assets at Fair Value Disclosure [Line Items]
Collective investment trust funds	9,767,000	8,006,000
Total Plan assets at fair value	9,767,000	8,006,000
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation of fair value of assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Defined Benefit Plan's Financial Assets at Fair Value Disclosure [Line Items]
Collective investment trust funds	0	0
Total Plan assets at fair value	$ 0	$ 0